UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2006
                                               --------------

Check here if Amendment [x]; Amendment Number: five
         This Amendment (Check only one.):
                        x  is a restatement.
                        []  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC      April 30, 2007
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]


COMMENTS: Reflects the change in type of amendment from "new holdings" to "restatement"


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:      72
                                        -------------

Form 13F Information Table Value Total:   $128,173
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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FORM 13F INFORMATION TABLE

                                                       INVEST-   OTHER  VOTING
NAME OF ISSUER         TITLE OF  CUSIP    VALUE  SHRS  MENT DIS- MANA-  AUTHORITY
                        CLASS            (X$1000)      CRETION   GERS    SOLE



Aflac Inc	Common	001055102	2405	52500	SOLE	N/A	52500
Abbott Labs	Common	002824100	3348	78495	SOLE	N/A	78495
Allstate Corp	Comon	^020002101	225	4320	SOLE	N/A	4320
Altria Group 	Common	02209S103	224	3140	SOLE	N/A	3140
AIG		Common	026874107	648	9820	SOLE	N/A	9820
Amgen Inc	Common	031162100	909	12475	SOLE	N/A	12475
Archer Daniels	Common	039483102	3975	110854	SOLE	N/A	110854
Arrow Inter	Common	042764100	2408	76870	SOLE	N/A	76870
Associated Banc Common 	^045487105	204	6000	SOLE	N/A	6000
ADP		Common	053015103	947	20475	SOLE	N/A	20475
BB&T Corp	Common	054937107	1733	43885	SOLE	N/A	43885
Bank of America	Common	060505104	4433	95852	SOLE	N/A	95852
Caterpillar Inc	Common	149123101	4720	63445	SOLE	N/A	63445
Chevron Corp	Common	166764100	364	6120	SOLE	N/A	6120
Chubb Corp.	Common	171232101	517	5300	SOLE	N/A	5300
Citigroup Inc	Common	172967101	3937	82117	SOLE	N/A	82117
Crosstex 	Common	22765U102	521	15170	SOLE	N/A	15170
Dentysplay 	Common	249030107	644	11250	SOLE	N/A	11250
Doral Financial Common	25811P100	131	11450	SOLE	N/A	11450
Duff & Phelps 	Common	26432K108	231	19100	SOLE	N/A	19100
E Trade 	Common	269246104	246	9100	SOLE	N/A	9100
Eaton Vance	Common	278265103	2791	99720	SOLE	N/A	99720
Ecolab Inc	Common	278865100	773	20120	SOLE	N/A	20120
Emerson Electri	Common	291011104	892	10755	SOLE	N/A	10755
Enbridge Energy	Common	29250R106	2814	64525	SOLE	N/A	64525
Enterprise Prod	Common	293792107	3889	157039	SOLE	N/A	157039
Energy Transfer Common	29273R109	2466	62690	SOLE	N/A	62690
Exxon Mobil	Common	30231G102	2058	33113	SOLE	N/A	33113
Franklin Elec	Common	353514102	2797	50240	SOLE	N/A	50240
General Elect	Common	369604103	5290	153395	SOLE	N/A	153395
General Mills	Common	370334104	344	6784	SOLE	N/A	6784
Genzyme Corp	Common	372917104	448	6600	SOLE	N/A	6600
John Han 	Common	409735107	159	16311	SOLE	N/A	16311
Jack Henry 	Common	426281101	202	9000	SOLE	N/A	9000
Home Depot	Common	437076102	3117	73254	SOLE	N/A	73254
JP Morgan 	Common	46625H100	991	23303	SOLE	N/A	23303
Johnson & John	Common	478160104	3277	55784	SOLE	N/A	55784
Kayne Anderson	Common	486606106	1108	42950	SOLE	N/A	42950
Kinder Morgan	Common	494550106	2911	58755	SOLE	N/A	58755
Lehman Bros	Common	524908100	260	1750	SOLE	N/A	1750
Magellan Mids	Common	55907R108	4251	128040	SOLE	N/A	128040
McDonald's Corp	Common	580135101	3012	86800	SOLE	N/A	86800
Medtronic Inc	Common	585055106	1862	36615	SOLE	N/A	36615
Meridian Biosc	Common	589584101	823	30300	SOLE	N/A	30300
Microsoft Corp.	Common	594918104	1019	36730	SOLE	N/A	36730
Natural Resour	Common	63900P103	2743	52470	SOLE	N/A	52470
Northern Border	Common	664785102	294	6100	SOLE	N/A	6100
Office Depot	common	676220106	215	5800	SOLE	N/A	5800
Pentair Inc	Common	709631105	3703	91895	SOLE	N/A	91895
Pepsico Inc	Common	713448108	812	14020	SOLE	N/A	14020
Pfizer Inc	Common	717081103	3772	149798	SOLE	N/A	149798
Pimco Corporate Common	72200U100	214	14000	SOLE	N/A	14000
Plains All Amer Common	726503105	2829	62235	SOLE	N/A	62235
Praxair Inc	Common	74005P104	2174	39165	SOLE	N/A	39165
Principal Fin	Common	74251V102	205	4100	SOLE	N/A	4100
Proctor & Gambl	Common	742718109	3106	53896	SOLE	N/A	53896
Roper Industr	Common	776696106	3637	74350	SOLE	N/A	74350
Staples Inc	Common	855030102	838	31650	SOLE	N/A	31650
State Street 	Common	857477103	1943	32145	SOLE	N/A	32145
Sunoco Logis	Common	86764L108	4314	103760	SOLE	N/A	103760
Suntrust Bks 	Common	867914103	1013	13850	SOLE	N/A	13850
Synovus Finan	Common	8716C0105	1030	37890	SOLE	N/A	37890
Teppco Partners	Common	872384102	293	8000	SOLE	N/A	8000
Teleflex Inc	Common	879369106	1483	20685	SOLE	N/A	20685
Tortoise Energy Common	89147L100	937	33520	SOLE	N/A	33520
US Bancorp	Common	902973304	2670	86965	SOLE	N/A	86965
Universal Stain	Common	913837100	247	9506	SOLE	N/A	9506
United Tech.	Common	913017109	2775	47710	SOLE	N/A	47710
Valero LP	Common	91913W104	959	19210	SOLE	N/A	19210
Wachovia Corp	Common	929903102	1586	27892	SOLE	N/A	27892
Wells Fargo 	Common	949746101	3116	48120	SOLE	N/A	48120
Wolverine World Common	978097103	941	43650	SOLE	N/A	43650


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